Note 8 - Income Taxes (Details) - Tax Years Subject To Examination By The Major Tax Jurisdiction Indicated (Earliest Tax Year [Member])	12 Months Ended
Dec. 31, 2014
Secretariat of the Federal Revenue Bureau of Brazil [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2009
State Administration of Taxation, China [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2011
Ministry of the Economy, Finance and Industry, France [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2011
Federal Ministry of Finance, Germany [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2010
Ministry of Economic Affairs and Finance, Italy [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2010
National Tax Agency, Japan [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2009
Tax and Customs Administration, Netherlands [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2009
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2010
Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2011
Belgium [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2011